Supplemental Cash Flow Information	12 Months Ended
Oct. 31, 2023
Supplemental Cash Flow Information [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION
16.	SUPPLEMENTAL CASH FLOW INFORMATION

As at October 31, 2023, cash and cash equivalents consist of guaranteed investment certificates (the “GIC”) of $60,511 (2022 – $66,077) and $229,721 in cash (2022 - $358,047) held in bank accounts. The GIC is a 90-day cashable term deposit with an interest rate at 4.9%, as of October 31, 2023.

	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022

Supplemental Information
Interest paid	$—	$—
Income taxes paid	—	—
Non-cash investing and financing activities
Shares issued to agent	$—	$36,635
Right-of-use assets recognized (Note 11)	—	319,521